Subsequent events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events

12. Subsequent events

For the nine months ended September 30, 2020 (unaudited), subsequent events were evaluated through November 5, 2020, the date on which the unaudited interim financial statements were first issued, and January 11, 2021 as to the effects of the lease discussion below. The Company has concluded that no events have occurred subsequent to September 30, 2020 that require disclosure, except for those referenced below.

Lease agreement

On December 4, 2020, the Company entered into a lease agreement (the “Lease”), pursuant to which the Company will lease approximately 68,187 square feet of office and laboratory space located in Waltham, Massachusetts (the “Premises”).

The Lease will have a term of eight years and six months that will commence when the Premises are ready for occupancy. The Company’s obligation for the payment of base rent for the Premises begins six months after the commencement date and will be $0.4 million per month, increasing up to $0.5 million during the term of the Lease. The Company has two options to extend the term of the Lease, each for a period of an additional five years. The Company expects the Premises to be ready for occupancy in the fourth quarter of 2021.

15. Subsequent events

For the year ended December 31, 2019, subsequent events were evaluated through July 23, 2020, the date on which the audited financial statements were issued, and September 9, 2020 as to the effects of the reverse stock split discussion below.

Reverse stock split

The Company’s board of directors and stockholders approved a one-for-3.3169 reverse split of the Company’s issued and outstanding common stock and a proportional adjustment to the existing conversion ratios for the outstanding shares of convertible preferred stock, which became effective on September 9, 2020. Accordingly, all share and per share amounts for all periods presented in the accompanying financial statements and notes thereto have been retroactively adjusted, where applicable, to reflect the reverse stock split.